Regulatory Capital Matters	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Regulatory Capital Requirements under Banking Regulations [Abstract]
Regulatory Capital Matters	Regulatory Capital Matters
Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, “prompt corrective action” regulations, involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Under the Basel Committee on Banking Supervision’s capital guidelines for U.S. Banks (“Basel III rules”), an entity must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The net unrealized gain or loss on AFS securities is not included in computing regulatory capital. Management believes as of March 31, 2023, the Company and the Bank meet all capital adequacy requirements to which they are subject.
“Prompt corrective action” regulations provide five classifications: “well capitalized”, “adequately capitalized”, “undercapitalized”, “significantly undercapitalized”, and “critically undercapitalized”, although these terms are not used to represent overall financial condition. If “adequately capitalized”, regulatory approval is required to accept brokered deposits. If “undercapitalized”, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. As of March 31, 2023, and December 31, 2022, the most recent notification from the FDIC categorized the Bank as “well capitalized” under the regulatory framework for “prompt corrective action”.
The following table presents the actual and required capital amounts and ratios for the Company and the Bank at March 31, 2023, and December 31, 2022 (in thousands except for ratios).

	Actual		Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer)		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2023
Total Capital to risk weighted assets
Consolidated	$439,563	18.65%	$247,459	≥ 10.5%	$235,675	≥ 10.0%
Burke & Herbert Bank & Trust	436,046	18.50	247,528	≥ 10.5	235,741	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	413,592	17.55	200,324	≥ 8.5	188,540	≥ 8.0
Burke & Herbert Bank & Trust	410,075	17.40	200,380	≥ 8.5	188,593	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	413,592	17.55	164,973	≥ 7.0	153,189	≥ 6.5
Burke & Herbert Bank & Trust	410,075	17.40	165,019	≥ 7.0	153,232	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	413,592	11.19	147,859	≥ 4.0	184,824	≥ 5.0
Burke & Herbert Bank & Trust	410,075	11.09	147,913	≥ 4.0	184,891	≥ 5.0

As of December 31, 2022
Total Capital to risk weighted assets
Consolidated	$433,958	18.88%	$241,325	≥ 10.5%	$229,834	≥ 10.0%
Burke & Herbert Bank & Trust	432,290	18.81	241,368	≥ 10.5	229,874	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	412,946	17.97	195,358	≥ 8.5	186,867	≥ 8.0
Burke & Herbert Bank & Trust	411,251	17.89	195,393	≥ 8.5	183,900	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	412,946	17.97	160,883	≥ 7.0	149,392	≥ 6.5
Burke & Herbert Bank & Trust	411,251	17.89	160,912	≥ 7.0	149,418	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	412,946	11.34	145,605	≥ 4.0	182,007	≥ 5.0
Burke & Herbert Bank & Trust	411,251	11.30	145,605	≥ 4.0	182,007	≥ 5.0
The Company’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. As of March 31, 2023, approximately $188.5 million of retained earnings was available for dividend declaration without regulatory approval.
Regulatory Capital MattersBanks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, “prompt corrective action” regulations, involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Under the Basel Committee on Banking Supervision’s capital guidelines for U.S. Banks (“Basel III rules”), an entity must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The net unrealized gain or loss on AFS securities is not included in computing regulatory capital. Management believes as of June 30, 2023, the Company and the Bank meet all capital adequacy requirements to which they are subject.
“Prompt corrective action” regulations provide five classifications: “well capitalized”, “adequately capitalized”, “undercapitalized”, “significantly undercapitalized”, and “critically undercapitalized”, although these terms are not used to represent overall financial condition. If “adequately capitalized”, regulatory approval is required to accept brokered deposits. If “undercapitalized”, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. As of June 30, 2023, and December 31, 2022, the most recent notification from the FDIC categorized the Bank as “well capitalized” under the regulatory framework for “prompt corrective action”.
The following table presents the actual and required capital amounts and ratios for the Company and the Bank at June 30, 2023, and December 31, 2022 (in thousands except for ratios).

	Actual		Minimum Required for Capital Adequacy Purposes (includes applicable Capital Conservation Buffer)		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of June 30, 2023
Total Capital to risk weighted assets
Consolidated	$442,338	18.71%	$248,273	≥ 10.5%	$236,450	≥ 10.0%
Burke & Herbert Bank & Trust	439,212	18.57	248,365	≥ 10.5	236,538	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	416,249	17.60	200,983	≥ 8.5	189,160	≥ 8.0
Burke & Herbert Bank & Trust	413,123	17.47	201,057	≥ 8.5	189,230	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	416,249	17.60	165,515	≥ 7.0	153,693	≥ 6.5
Burke & Herbert Bank & Trust	413,123	17.47	165,576	≥ 7.0	153,750	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	416,249	11.20	148,725	≥ 4.0	185,906	≥ 5.0
Burke & Herbert Bank & Trust	413,123	11.11	148,770	≥ 4.0	185,962	≥ 5.0

As of December 31, 2022
Total Capital to risk weighted assets
Consolidated	$433,958	18.88%	$241,325	≥ 10.5%	$229,834	≥ 10.0%
Burke & Herbert Bank & Trust	432,290	18.81	241,368	≥ 10.5	229,874	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	412,946	17.97	195,358	≥ 8.5	186,867	≥ 8.0
Burke & Herbert Bank & Trust	411,251	17.89	195,393	≥ 8.5	183,900	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	412,946	17.97	160,883	≥ 7.0	149,392	≥ 6.5
Burke & Herbert Bank & Trust	411,251	17.89	160,912	≥ 7.0	149,418	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	412,946	11.34	145,605	≥ 4.0	182,007	≥ 5.0
Burke & Herbert Bank & Trust	411,251	11.30	145,605	≥ 4.0	182,007	≥ 5.0
The Company’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. As of June 30, 2023, approximately $190.8 million of retained earnings was available for dividend declaration without regulatory approval.	Regulatory Capital Matters
Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, “prompt corrective action” regulations, involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Under the Basel Committee on Banking Supervision’s capital guidelines for U.S. Banks (“Basel III rules”), an entity must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The net unrealized gain or loss on available-for-sale securities is not included in computing regulatory capital. Management believes as of December 31, 2022, the Company and the Bank meet all capital adequacy requirements to which they are subject.
“Prompt corrective action” regulations provide five classifications: “well capitalized,” “adequately capitalized,” “undercapitalized,” “significantly undercapitalized,” and “critically undercapitalized,” although these terms are not used to represent overall financial condition. If “adequately capitalized,” regulatory approval is required to accept brokered deposits. If “undercapitalized,” capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. As of December 31, 2022 and 2021, the most recent notification from the FDIC categorized the Bank as “well capitalized” under the regulatory framework for “prompt corrective action.”
The table below presents the actual and required capital amounts and ratios for the Company at December 31, 2022 and the Bank at December 31, 2022 and 2021 (in thousands).

	Actual		Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer)		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2022
Total Capital to risk weighted assets
Consolidated	$433,958	18.88%	$183,867	≥ 8.0%	n/a	n/a
Burke & Herbert Bank & Trust	$432,290	18.81%	$183,900	≥ 8.0%	$229,874	≥ 10.0%
Tier 1 (Core) Capital to risk weighted assets
Consolidated	412,946	17.97	137,900	≥ 6.0	n/a	n/a
Burke & Herbert Bank & Trust	411,251	17.89	137,925	≥ 6.0	183,900	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	412,946	17.97	103,425	≥ 4.5	n/a	n/a
Burke & Herbert Bank & Trust	411,251	17.89	103,443	≥ 4.5	149,418	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	412,946	11.34	145,605	≥ 4.0	n/a	n/a
Burke & Herbert Bank & Trust	411,251	11.30	145,605	≥ 4.0	182,007	≥ 5.0

As of December 31, 2021
Total Capital to risk weighted assets
Burke & Herbert Bank & Trust	$409,923	18.84%	$174,050	≥ 8.0%	$217,562	≥ 10.0%
Tier 1 (Core) Capital to risk weighted assets
Burke & Herbert Bank & Trust	382,672	17.59	130,537	≥ 6.0	174,050	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Burke & Herbert Bank & Trust	382,672	17.59	97,903	≥ 4.5	141,415	≥ 6.5
Tier 1 (Core) Capital to average assets
Burke & Herbert Bank & Trust	382,672	10.81	141,594	≥ 4.0	176,992	≥ 5.0
The Company’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. As of December 31, 2022, approximately $190.9 million of retained earnings was available for dividend declaration without regulatory approval.